OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Other Assets [Abstract]
Schedule of other assets
	Note	December 31,
		2017	2018
		RMB	RMB

Equity securities	(i)	40,010,000	40,010,000
Less: impairment losses		-	-
Receivable from private equity funds
- Principal		-	21,350,000
- Interest		-	4,523,205
Receivables from disposal of subsidiaries		29,658,807	-
Prepayments		13,053,454	6,741,881
Receivables for realization of collaterals		10,504,570	7,164,458
Amounts due from employees	(ii)	10,027,597	10,126,228
Commission and fee receivables	(iii)	6,686,148	2,323,085
Less: impairment losses		(2,323,085)	(2,323,085)
Other receivables		7,866,237	3,429,580

Total		115,483,728	93,345,352